SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Significant Accounting Policies [Text Block]

3.       SIGNIFICANT ACCOUNTING POLICIES

Unaudited Condensed Consolidated Interim Financial Statements

These unaudited condensed consolidated interim financial statements have been prepared on the same basis as the annual audited financial statements of the Company and should be read in conjunction with those annual audited financial statements filed on Form 10‑K for the year ended March 31, 2019. The interim disclosures generally do not repeat those in the annual statements. In the opinion of management, these unaudited condensed consolidated interim financial statements reflect all adjustments necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

The changes in accounting policies in the Company’s unaudited condensed consolidated interim financial statements from the March 31, 2019 audited financial statements are described below.

Newly Adopted and Recently Issued Accounting Pronouncements

Newly Adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014‑09, Revenue from Contracts with Customers (Topic 606). The updated standard will replace most existing revenue recognition guidance in U.S. GAAP. The new standard introduces a five-step process to be followed in determining the amount and timing of revenue recognition. It also provides guidance on accounting for costs incurred to obtain or fulfill contracts with customers and establishes disclosure requirements which are more extensive than those required under existing U.S. GAAP. The FASB has issued numerous amendments to ASU 2014‑09 from August 2015 through January 2018, which provide supplemental and clarifying guidance, as well as amend the effective date of the new standard. ASU 2014‑09, as amended, is effective for the Company in the interim period ended June 30, 2019. The standard permits the use of either the retrospective or modified retrospective (cumulative effect) transition method. The Company adopted the new standard using the modified retrospective transition method. The Company has adopted ASU‑2014‑1 for the fiscal year ended March 31, 2019 and it did not have a material effect on the consolidated financial position and the consolidated results of operations.

In November 2015, the FASB issued ASU No. 2015‑17, “Balance Sheet Classification of Deferred Taxes,” which require that deferred tax liabilities and assets be classified on our Consolidated Balance Sheets as noncurrent based on an analysis of each taxpaying component within a jurisdiction. ASU No. 2015‑17 is effective for the fiscal year commencing after December 15, 2017. The Company has adopted ASU‑2015‑17 for the fiscal year ended March 31, 2019 and it did not have a material effect on the consolidated financial position or the consolidated results of operations.

In January 2016, the FASB issued ASU No. 2016‑01 Financial Instruments - Overall (Subtopic 825‑10): Recognition and Measurement of Financial Assets and Financial Liabilities. The updates make several modifications to Subtopic 825‑10, including the elimination of the available-for-sale classification of equity investments, and it requires equity investments with readily determinable fair values to be measured at fair value with changes in fair value recognized in operations. The update is effective for fiscal years beginning after December  2017. The Company has adopted ASU 2016‑01 for the year ended March 31, 2019 and it did not have a material effect on the consolidated financial position and the consolidated results of operations.

In February 2016, the FASB issued ASU 2016‑02, Leases. This update requires organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The new guidance will also require additional disclosure about the amount, timing and uncertainty of cash flows arising from leases. The provisions of this update are effective for annual and interim periods beginning after December 15, 2018. The Company has adopted ASU 2016‑02 and it did not have a material effect on the consolidated statement of financial position and consolidated statement of operations.

In August 2016, the FASB issued ASU 2016‑15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”. This ASU provides eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016‑15 is effective for the fiscal year commencing after December 15, 2017. The Company has adopted ASU 2016‑15 for the fiscal year ended March 31, 2019 and it did not have material effect on the consolidated financial position or on the consolidated statement of cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting (ASU 2017-09). The FASB issued the update to provide clarity and reduce the cost and complexity when applying the guidance in Topic 718. The amendments in this update provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The Company adopted ASU 2017-09 during the year ended March 31, 2019 and it did not have a material effect on the consolidated financial statements and the consolidated results of operations.

Recently Issued

In January 2017, the FASB issued ASU 2017-01, “Business Combinations: Clarifying the definition of a Business” which amends the current definition of a business. Under ASU 2017-01, to be considered a business, an acquisition would have to include an input and a substantive process that together significantly contributes to the ability to create outputs. ASU 2017-01 further states that when substantially all of the fair value of gross assets acquitted is concentrated in a single asset (or a group of similar assets), the assets acquired would not represent a business.

The new guidance also narrows the definition of the term “outputs” to be consistent with how it is described in Topic 606, Revenue from Contracts with Customers. The changes to the definition of a business will likely result in more acquisitions being accounted for as asset acquisitions. ASU 2017-01 is effective for acquisitions commencing on or after June 30, 2019, with early adoption permitted. Adoption of this guidance will be applied prospectively on or after the effective date and the Company does not expect this policy will have a material effect on the consolidated financial position or consolidated statement of cash flows.

In January 2017, the FASB issued ASU 2017-04, “Intangibles – Goodwill and Other” ASU 2017-04 simplifies the accounting for goodwill impairment by eliminating Step 2 of the current goodwill impairment test, which required a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which the reporting unit’s carrying value exceeds its fair value, limited to the carrying value of the goodwill. ASU 2017-04 is effective for financial statements issued for fiscal years, and interim periods beginning after December 15, 2019. The Company is still assessing the impact that the adoption of ASU 2017-04 will have on the consolidated statement of financial position and consolidated statement of operations.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which introduces an expected credit loss methodology for the impairment of financial assets measured at amortized cost basis. The methodology replaces the probable, incurred loss model for those assets. The update if effective for fiscal years beginning after December 15, 2019. The Company is still assessing the impact that the adoption of ASU 2016-13 will have on the consolidated statement of financial position and consolidated statement of operations.

 Warranty Reserve and Deferred Warranty Revenue

The Company provides a one-year warranty as part of its normal sales offering. When products are sold, the Company provides warranty reserves, which, based on the historical experience of the Company are sufficient to cover warranty claims. Accrued warranty reserves are included in accrued liabilities on the condensed consolidated interim balance sheets and amounted to $168,000 at June 30, 2019  (March 31, 2019 - $143,500). The Company also sells extended warranties for additional periods beyond the standard warranty. Extended warranty revenue is deferred and recognized as revenue over the extended warranty period. The Company recognized $26,911 of expenses related to warranty expenses and recorded this expense in cost of goods sold for the three-month period ended June 30, 2019 (June 30, 2018 – $10,108).

3.	SIGNIFICANT ACCOUNTING POLICIES

Newly Adopted and Recently Issued Accounting Pronouncements

Newly Adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). The updated standard will replace most existing revenue recognition guidance in U.S. GAAP. The new standard introduces a five-step process to be followed in determining the amount and timing of revenue recognition. It also provides guidance on accounting for costs incurred to obtain or fulfill contracts with customers and establishes disclosure requirements which are more extensive than those required under existing U.S. GAAP. The FASB has issued numerous amendments to ASU 2014-09 from August 2015 through January 2018, which provide supplemental and clarifying guidance, as well as amend the effective date of the new standard. ASU 2014-09, as amended, is effective for the Company in the interim period ended June 30, 2018. The standard permits the use of either the retrospective or modified retrospective (cumulative effect) transition method. The Company adopted the new standard using the modified retrospective transition method. The Company has adopted ASU-2014-1 for the fiscal year ended March 31, 2019 and it did not have a material effect on the consolidated financial position and the consolidated results of operations.

In November 2015, the FASB issued ASU No. 2015-17, “Balance Sheet Classification of Deferred Taxes,” which require that deferred tax liabilities and assets be classified on our Consolidated Balance Sheets as noncurrent based on an analysis of each taxpaying component within a jurisdiction. ASU No. 2015-17 is effective for the fiscal year commencing after December 15, 2017. The Company has adopted ASU-2015-17 for the fiscal year ended March 31, 2019 and it did not have a material effect on the consolidated financial position or the consolidated results of operations.

In January 2016, the FASB issued ASU No. 2016-01 Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The updates make several modifications to Subtopic 825-10, including the elimination of the available-for-sale classification of equity investments, and it requires equity investments with readily determinable fair values to be measured at fair value with changes in fair value recognized in operations. The update is effective for fiscal years beginning after December 2017. The Company has adopted ASU 2016-01 for the year ended March 31, 2019 and it did not have a material effect on the consolidated financial position and the consolidated results of operations.

In August 2016, the FASB issued ASU 2016-15, “Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments”. This ASU provides eight targeted changes to how cash receipts and cash payments are presented and classified in the statement of cash flows. ASU 2016-15 is effective for the fiscal year commencing after December 15, 2017. The Company has adopted ASU 2016-15 for the fiscal year ended March 31, 2019 and it did not have material effect on the consolidated financial position or on the consolidated statement of cash flows.

In May 2017, the FASB issued ASU No. 2017-09, Compensation - Stock Compensation (Topic 718): Scope of Modification Accounting (ASU 2017-09). The FASB issued the update to provide clarity and reduce the cost and complexity when applying the guidance in Topic 718. The amendments in this update provide guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. The Company adopted ASU 2017-09 during the year ended March 31, 2019 and it did not have a material effect on the consolidated financial statements and the consolidated results of operations.

Recently Issued

In January 2017, the FASB issued ASU 2017-01, “Business Combinations: Clarifying the definition of a Business” which amends the current definition of a business. Under ASU 2017-01, to be considered a business, an acquisition would have to include an input and a substantive process that together significantly contributes to the ability to create outputs. ASU 2017-01 further states that when substantially all of the fair value of gross assets acquitted is concentrated in a single asset (or a group of similar assets), the assets acquired would not represent a business. The new guidance also narrows the definition of the term “outputs” to be consistent with how it is described in Topic 606, Revenue from Contracts with Customers. The changes to the definition of a business will likely result in more acquisitions being accounted for as asset acquisitions. ASU 2017-01 is effective for acquisitions commencing on or after June 30, 2019, with early adoption permitted. Adoption of this guidance will be applied prospectively on or after the effective date and the Company does not expect this policy will have a material effect on the consolidated financial position or consolidated statement of cash flows.

In January 2017, the FASB issued ASU 2017-04, “Intangibles – Goodwill and Other” ASU 2017-04 simplifies the accounting for goodwill impairment by eliminating Step 2 of the current goodwill impairment test, which required a hypothetical purchase price allocation. Goodwill impairment will now be the amount by which the reporting unit’s carrying value exceeds its fair value, limited to the carrying value of the goodwill. ASU 2017-04 is effective for financial statements issued for fiscal years, and interim periods beginning after December 15, 2019. The Company is still assessing the impact that the adoption of ASU 2017-04 will have on the consolidated statement of financial position and consolidated statement of operations.

In June 2016, the FASB issued ASU 2016-13 Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which introduces an expected credit loss methodology for the impairment of financial assets measured at amortized cost basis. The methodology replaces the probable, incurred loss model for those assets. The update if effective for fiscal years beginning after December 15, 2019. The Company is still assessing the impact that the adoption of ASU 2016-13 will have on the consolidated statement of financial position and consolidated statement of operations.

In February 2016, the FASB issued ASU 2016-02, Leases. This update requires organizations that lease assets to recognize on the balance sheet the assets and liabilities for the rights and obligations created by those leases. The new guidance will also require additional disclosure about the amount, timing and uncertainty of cash flows arising from leases. The provisions of this update are effective for annual and interim periods beginning after December 15, 2018. The Company is still assessing the impact that the adoption of ASU 2016-02 will have on the consolidated statement of financial position and consolidated statement of operations.

Inventory

Inventory is stated at the lower of cost or net realizable value. Cost is recorded at actual cost, on the first-in first-out basis. The Company only has finished goods inventory recoded based on actual cost from outsourced manufacturing partner.

Revenue Recognition

The Company has adopted ASU-2014-9 with initial application date of April 1, 2018. The Company adopted the new standard using the modified retrospective transition method. The updated accounting policies and the impact on the consolidated audited financial statements and additional disclosures are as follows:

The Company determines revenue through the following steps: a) identification of the contract with the customer; b) identification of the performance obligations in the contract; c) determination of the transaction price; d) allocation of the transaction price for the performance obligations in the contract; and e) recognition of revenue when or as the Company satisfies a performance obligation. Revenue is recognized when control of a product is transferred to a customer. Revenue is measured based on the consideration specified in the contract with the customer, net of returns and discounts. Accruals for sales returns are calculated based on the best estimate of the amount of product that will ultimately be returned by customers, reflecting historical experience and the magnitude of non-conforming inventory claims made by customer that have either been approved or are pending review. Contract liabilities are recorded when cash payments are received or due in advance of the Company’s performance. The Company defers revenue from extended warranty sales and recognizes them over the period of extended warranty and from training services when the training is provided.

In the comparative period, the revenue was measured at the fair value of the consideration received or receivable, net of returns and discounts and was recognized when the risks and rewards of ownership has transferred to the customer. No revenue was recognized if there were significant uncertainties regarding recovery of the consideration due, the costs incurred or to be incurred could not be measured reliably, or there was continuing management involvement with the goods.

Allowance for doubtful accounts

The Company extends unsecured credit to its customers in the ordinary course of business but mitigates the associated credit risk by supplying products to customers with pre-approved capital expenditure budgets or rental credit, and by actively pursuing past due accounts. An allowance for doubtful accounts is estimated and recorded based on management’s assessment of the credit history with the customer and the current relationships with them. On this basis management has determined that an allowance for doubtful accounts of $Nil and $
19,694
was appropriate as of March 31, 2019 and 2018, respectively.

Warranty Reserve and Deferred Warranty Revenue

The Company provides a one-year warranty as part of its normal sales offering. When products are sold, the Company provides warranty reserves, which, based on the historical experience of the Company are sufficient to cover warranty claims. Accrued warranty reserves are included in accrued liabilities on the consolidated balance sheets and amounted to $143,500 at March 31, 2019 (March 31, 2018 - $64,957). The Company also sells extended warranties for additional periods beyond the standard warranty. Extended warranty revenue is deferred and recognized as revenue over the extended warranty period. The Company recognized $84,038 of expenses related to warranty expenses and recorded this expense in cost of goods sold for the year ended March 31, 2019 (March 31, 2018 - $Nil).

Foreign Currency Translation

The functional and presentation currency of the Company and its wholly owned subsidiaries is the U.S. dollar. Transactions denominated in a currency other than the functional currency are recorded on the initial recognition at the exchange rate at the date of the transaction. After initial recognition monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit and loss. Non- monetary assets and liabilities measured at cost are translated at the exchange rate at the date of the transaction.

Equipment

Equipment is recorded at cost. Depreciation is computed using the declining balance method, over the estimated useful lives of these assets. The costs of improvements that extend the life of equipment are capitalized. All ordinary repair and maintenance costs are expensed as incurred. Equipment is depreciated as follows:

Computer and Electronics	50% per annum
Furniture and Fixtures	20% per annum
Demonstration Equipment	50% per annum
Manufacturing Equipment	20% per annum
Tools and Parts	20% per annum
Assets under capital lease	Life of lease (60 months)

Use of Estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. The estimates based on management’s best knowledge of current events and actions of the Company may undertake in the future. Significant areas requiring the use of estimates relate to the valuation of inventory, the useful life of equipment and intangible assets, impairment of goodwill and intangible assets, share based compensation, warranty accruals, accretion, fair value adjustment and fair value determination of warrants. Actual results could differ from these estimates.

Fair Value of Financial Instruments

ASC Topic 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Included in the ASC Topic 820 framework is a three level valuation inputs hierarchy with Level 1 being inputs and transactions that can be effectively fully observed by market participants spanning to Level 3 where estimates are unobservable by market participants outside of the Company and must be estimated using assumptions developed by the Company. The Company discloses the lowest level input significant to each category of asset or liability valued within the scope of ASC Topic 820 and the valuation method as exchange, income or use.
The Company uses inputs, which are as observable as possible, and the methods most applicable to the specific situation of each company or valued item.

The carrying amounts reported in the balance sheets for cash and cash equivalents, accounts receivable, other receivables, accounts payable, accrued liabilities, due from related parties, demand loans, convertible loans and promissory note payable approximate fair value because of the short period of time between the origination of such instruments, their expected realization and their current market rates of interest. Per ASC Topic 820 framework these are considered Level 2 inputs where inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

The Company’s policy is to recognize transfers into and out of Level 3 as of the date of the event or change in the circumstances that caused the transfer. There were no such transfers during the year.

Segment Reporting

ASC 280-10, “Disclosures about Segments of an Enterprise and Related Information”, establishes standards for the way that public business enterprises report information about operating segments in the Company’s consolidated financial statements. Operating segment are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

Approximately
99
% of the Company’s assets are US-based and all sales for the years ended March 31, 2019 and 2018 were made by the Company’s US subsidiary, Bionik, Inc. In addition, all of the Company’s technology and other assets and goodwill are connected to the acquisition by the Company in April 2016 of Bionik, Inc. Equipment connected to Bionik Inc. amounts to $
148,618
(March 31, 2018 -$
120,910
) and $
43,910
(March 31, 2018 - $
39,051
) is connected to equipment at the Company’s Canadian subsidiary Bionik Laboratories Inc.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original terms to maturity of 90 days or less at the date of purchase. For all periods presented cash and cash equivalents consisted entirely of cash on deposit with Canadian and US banks.

Research and Development

The Company is engaged in research and development work. Research and development costs are charged to operating expenses of the Company as incurred.

Share based compensation

At grant date share-based compensation is valued using the Black-Scholes option pricing model based on key assumptions determined by the Company. The value is recognized based on the straight- line method during the vesting period or based on the fulfillment of predetermined milestones in case of performance-based vesting.

Income Taxes

Income taxes are computed in accordance with the provisions of ASC Topic 740, which requires, among other things, a liability approach to calculating deferred income taxes. The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in its consolidated financial statements or tax returns. Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to reverse. The Company is required to make certain estimates and judgments about the application of tax law, the expected resolution of uncertain tax positions and other matters. In the event that uncertain tax positions are resolved for amounts different than the Company’s estimates, or the related statutes of limitations expire without the assessment of additional income taxes, the Company will be required to adjust the amounts of related assets and liabilities in the period in which such events occur. Such adjustment may have a material impact on the Company’s income tax provision and results of operations.

Basic and Diluted Loss Per Share

Basic and diluted loss per share has been determined by dividing the net loss available to shareholders for the applicable period by the basic and diluted weighted average number of shares outstanding, respectively. The diluted weighted average number of shares outstanding is calculated as if all dilutive options had been exercised or vested at the later of the beginning of the reporting period or date of grant, using the treasury stock method.

Loss per common share is computed by dividing the net loss by the weighted average number of shares of common shares outstanding during the period. Common share equivalents, options and warrants were excluded from the computation of diluted loss per share because their effect was anti-dilutive.

Impairment of Long-Lived Assets

The Company follows the ASC Topic 360, which requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the assets’ carrying amounts may not be recoverable. In performing the review for recoverability, if future undiscounted cash flows (excluding interest charges) from the use and ultimate disposition of the assets are less than their carrying values, an impairment loss represented by the difference between its fair value and carrying value, is recognized. When properties are classified as held for sale, they are recorded at the lower of the carrying amount or the expected sales price less costs to sell.

Goodwill and Indefinite Lived Intangible Assets

The Company records goodwill when the purchase price of an acquisition exceeds the fair value of the net tangible and identified intangible assets acquired. Goodwill and indefinite lived intangible assets, consisting of the trademarks acquired (Note 4), are assessed for impairment annually, or more frequently if indicators of potential impairment exist, which includes evaluating qualitative and quantitative factors to assess the likelihood of an impairment of goodwill or indefinite lived intangible assets. The qualitative factors used in the analysis include microeconomic conditions, industry and market conditions, cost factors, overall financial performance and other relevant entity specific events. The Company performs impairment tests using a fair value approach when necessary. None of the Company’s goodwill or indefinite lived intangibles was impaired as of March 31, 2019. Accordingly, no impairment loss has been recognized in the year ended March 31, 2019.